Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets
Significant components of the Company’s net deferred tax assets consist of the following (in thousands):

	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforwards	$31,826	$22,585
Research and development credits	2,392	2,166
Lease liabilities	1,521	2,487
Accrual and reserves	590	457
Employee retention credits	284	—
Capitalized intangible costs	122	156
Stock-based compensation	129	2
Other	3	5

Gross deferred tax assets	36,867	27,858
Less valuation allowance	(35,665)	(25,941)

Deferred tax assets, net of valuation allowance	1,202	1,917
Deferred tax liabilities
Right-of-use assets	(962)	(1,555)
Fixed assets	(101)	(340)
Other	(139)	(22)

Gross deferred tax liabilities	(1,202)	(1,917)

Total net deferred tax assets	$—	$—

Summary of Tax Benefits
A reconciliation of the Company’s unrecognized tax benefits is as follows (in thousands):

	December 31,
	2021	2020
Balance at beginning of the year	$921	$673
Additions based on tax positions related to current year	480	248
Reductions based on tax positions of prior year	(427)	—

Balance at end of the year	$974	$921

Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate TO Effective Income Tax Rate
A reconciliation of the statutory U.S. federal tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2021	2020
Statutory rate	21.00%	21.00%
State tax	(2.78)	7.96
Tax credits	1.70	0.84
Change in valuation allowance	(16.92)	(29.43)
NOL and tax credits limited under 382	(2.43)	—
Other	(0.57)	(0.37)

Total	0.00%	0.00%